INCOME TAX - Schedule of components of current and deferred income tax expense (income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Current tax on profit for the year	$ (7,692)	$ (9,287)	$ (5,343)
Adjustments for current tax of prior periods	(765)	315	241
Total current tax credit (expense)	(8,457)	(8,972)	(5,102)
Deferred income tax
Deferred tax on profit for the year	(2,187)	7,469	6,639
Adjustments for deferred tax of prior periods	334	(1,846)	(73)
Total deferred tax credit (expense)	(1,853)	5,623	6,566
Income tax credit (expense)	$ (10,310)	$ (3,349)	$ 1,464